Condensed Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock subject to possible redemption, par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, share authorized	1,288,298	1,288,298	17,500,000
Common stock subject to possible redemption, price per share (in Dollars per share)	$ 10.53	$ 10.45	$ 10.2
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A common stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	60,000,000	60,000,000	60,000,000
Common stock shares issued	885,000	885,000	885,000
Common stock shares outstanding	885,000	885,000	885,000
Class B common stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	10,000,000	10,000,000	10,000,000
Common stock shares issued	4,596,250	4,596,250	4,596,250
Common stock shares outstanding	4,596,250	4,596,250	4,596,250